iShares®

iShares Trust

Supplement dated September 22, 2008

to the Prospectus dated August 1, 2008

for the iShares Nasdaq Biotechnology Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares Nasdaq Biotechnology Index Fund.

Effective September 23, 2008, the iShares Nasdaq Biotechnology Index Fund will transfer its primary listing to The NASDAQ Stock Market LLC and is no longer listed on the American Stock Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on The NASDAQ Stock Market LLC (“Nasdaq”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” beginning on page 6 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is Nasdaq.

The third and fourth paragraphs under the heading entitled “Disclaimers” beginning on page 12 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by Nasdaq. Nasdaq makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. Nasdaq is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. Nasdaq has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

Nasdaq does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. Nasdaq makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. Nasdaq makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Nasdaq have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IBB-0908

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 22, 2008

to the Prospectus dated August 1, 2008

for the iShares S&P 100 Index Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus for the iShares S&P 100 Index Fund.

Effective September 23, 2008, the iShares S&P 100 Index Fund will transfer its primary listing to NYSE Arca, Inc. and is no longer listed on the Chicago Board Options Exchange.

The second paragraph under the heading entitled “Introduction” on page 1 is hereby deleted and replaced by the following:

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on NYSE Arca, Inc. (“NYSE Arca”). The market price for a share of the Fund may be different from the Fund’s most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The fourth paragraph under the heading entitled “Buying and Selling Shares” beginning on page 6 is hereby deleted and replaced by the following:

The national securities exchange on which the Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s primary listing exchange is NYSE Arca.

The third and fourth paragraphs under the heading entitled “Disclaimers” beginning on page 12 are replaced by the following:

Shares of the Fund are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Fund to track the total return performance of the Underlying Index or the ability of the Underlying Index identified herein to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Fund as licensee, licensee’s customers and counterparties, owners of the shares of the Fund, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-OEF-0908

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated September 22, 2008 to the

Statement of Additional Information (“SAI”) dated August 1, 2008

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

The third paragraph under the heading entitled “General Description of the Trust and its Funds” on page 2 is replaced by the following:

Each Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (“Creation Unit”), generally in exchange for a basket of equity securities included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). For the iShares S&P Asia 50 Index Fund, Deposit Securities also include a cash portion. The shares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange (“AMEX”), The NASDAQ Stock Market LLC (“Nasdaq”) or NYSE Arca, Inc. (“NYSE Arca”) (each a “Listing Exchange”). Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 50,000 or multiples thereof.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-03-0908

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE